Condensed financial information of the parent company (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (14,388,530)	$ (7,399,965)	$ (11,038,120)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock compensation expense	4,592,200	1,388,501	289,000
Changes in operating assets and liabilities
Other receivables	(1,425,544)	1,458,316	7,534,134
Prepaid expenses	15,458	(40,458)
Other payables	15,273	(3,924,701)	3,493,637
Other payables - shareholders	540,000	720,000	623,924
Accrued expenses	5,744,928	2,840,480	667,463
Net cash provided by operating activities	(1,076,142)	2,450,018	1,700,657
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares	950,000	600,000
Net cash provided by (used in) financing activities	522,667	(5,795,823)	(2,056,169)
EFFECTS OF EXCHANGE RATE CHANGE IN CASH	(62,025)	149,203	(104,673)
NET CHANGE IN CASH	(751,205)	(3,334,753)	(671,147)
CASH, beginning of year	347,486	1,098,691	224,679	$ 1,006,970
CASH, end of year	347,486	1,098,691	224,679	1,006,970
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Accrued rent liability and other receivable - related party		1,422,186
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(14,388,530)	(7,399,965)	(11,038,120)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock compensation expense	4,592,200	1,388,501	289,000
Loss from subsidiaries	8,037,977	5,152,846	10,149,120
Changes in operating assets and liabilities
Other receivables		(2,300)
Prepaid expenses	15,458	(40,458)
Intercompany receivable	(575,094)	(42,350)
Other payables	175,092	2,000
Other payables - shareholders	540,000	720,000	600,000
Accrued expenses	334,289
Net cash provided by operating activities	(1,268,608)	(221,726)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of ordinary shares	950,000	600,000
Net cash provided by (used in) financing activities	950,000	600,000
EFFECTS OF EXCHANGE RATE CHANGE IN CASH
NET CHANGE IN CASH	(318,608)	378,274
CASH, beginning of year	60,122	378,730	456	456
CASH, end of year	60,122	378,730	456	$ 456
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Common stocks issued to repay shareholders	4,928,400	3,859,443
Accrued rent liability and other receivable - related party	$ 308,089